Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	6-K/A
Amendment Flag	true
Amendment Description	Petrobras is amending its report on Form 6-K furnished to the Securities and Exchange Commission on August 5, 2021 (File/Film Number: 001-15106 / 211146955) (the “Original 6-K”) solely for the purpose of adding Exhibit 101, which contains Interactive Data File disclosure in accordance with Rule 405 of Regulation S-T. Except as described above, this amendment does not amend any information set forth in the Original 6-K.
Document Period End Date	Jun. 30, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	1-15106
Entity Registrant Name	PETROBRAS - PETROLEO BRASILEIRO SA
Entity Central Index Key	0001119639
Entity Address, Address Line One	Avenida República do Chile
Entity Address, Address Line Two	65
Entity Address, City or Town	20031-912 – Rio de Janeiro
Entity Address, Country	BR